Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Cost of sales	$ 8,594	$ 7,943
Inventories recognized as expense	7,900	7,300
Net realizable value of inventories	95	172
Inventory write downs	$ 60	$ 82